Property, Plant and Equipment - Schedule of Leasehold Land and Property Comprises (Details) - Leasehold property - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 436	£ 457	£ 452
Property, plant and equipment subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	436	457
Property, plant and equipment subject to operating leases | Beyond 50 years
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21	22
Property, plant and equipment subject to operating leases | Not later than 50 years
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 415	£ 435